LONG-TERM DEBT - Senior Notes and Debentures (Details) CAD in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Feb. 08, 2018 CAD	Nov. 04, 2016 CAD	Jun. 30, 2017 CAD	Mar. 31, 2017 CAD	May 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Feb. 08, 2018 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs and discounts		CAD 17
Repayment of long-term debt						CAD 1,034		CAD 538
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt						0	$ 0	671
Repayment of long-term debt			CAD 500	CAD 250	CAD 1,000	CAD 750		CAD 1,000
Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Principal amount | $										$ 500
Interest rate		2.90%
Discount / premium at issuance		98.354%
Subsequent Event | Senior Notes Due 2048
Disclosure of detailed information about borrowings [line items]
Principal amount | $									$ 750
Interest rate									4.30%
Proceeds on issuance of long-term debt	CAD 938